LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communications - 8.6%
Internet Media & Services - 8.6%
Expedia Group, Inc.	267,204	$ 57,633,231
Uber Technologies, Inc. (a)	543,774	41,011,435
		98,644,666
Consumer Discretionary - 8.1%
E-Commerce Discretionary - 5.0%
eBay, Inc.	629,337	57,181,560

Retail - Discretionary - 1.4%
Lithia Motors, Inc.	58,462	16,344,806

Wholesale - Discretionary - 1.7%
LKQ Corporation	575,028	19,039,177

Financials - 15.2%
Asset Management - 6.1%
Affiliated Managers Group, Inc.	85,793	26,268,101
Ameriprise Financial, Inc.	93,161	43,796,849
		70,064,950
Insurance - 4.2%
Assurant, Inc.	123,079	28,257,707
Primerica, Inc.	76,954	19,520,152
		47,777,859
Specialty Finance - 4.9%
AerCap Holdings N.V.	373,963	55,885,031

Health Care - 13.9%
Health Care Facilities & Services - 13.9%
Centene Corporation (a)	572,013	25,671,944
Cigna Group (The)	121,098	35,096,622
HCA Healthcare, Inc.	108,199	57,313,010
Henry Schein, Inc. (a)	269,779	22,227,092
ICON plc (a)	172,402	18,643,552
		158,952,220

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 8.7%
Electrical Equipment - 6.0%
Johnson Controls International plc	475,857	$ 68,666,165

Industrial Support Services - 2.7%
WESCO International, Inc.	109,026	31,563,027

Technology - 37.2%
Semiconductors - 4.2%
NXP Semiconductors N.V.	210,144	47,704,789

Software - 6.4%
Concentrix Corporation	126,617	4,153,038
Gen Digital, Inc.	1,273,716	28,747,770
SS&C Technologies Holdings, Inc.	540,317	40,680,467
		73,581,275
Technology Hardware - 15.7%
Arrow Electronics, Inc. (a)	145,228	22,097,893
F5, Inc. (a)	129,292	35,084,677
Flex Ltd. (a)	889,541	56,058,874
NetApp, Inc.	418,180	41,412,365
TD SYNNEX Corporation	158,826	24,905,505
		179,559,314
Technology Services - 10.9%
Corpay, Inc. (a)	150,474	48,919,098
Fidelity National Information Services, Inc.	677,155	34,507,819
Global Payments, Inc.	370,570	28,333,782
WEX, Inc. (a)	89,290	13,321,175
		125,081,874
Utilities - 6.6%
Electric Utilities - 6.6%
NRG Energy, Inc.	423,514	75,792,065

Total Common Stocks (Cost $786,730,467)		$ 1,125,838,778

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (b) (Cost $19,918,130)	19,918,130	$ 19,918,130

Investments at Value - 100.0% (Cost $806,648,597)		$ 1,145,756,908

Liabilities in Excess of Other Assets - (0.0%) (c)		(288,391)

Net Assets - 100.0%		$ 1,145,468,517

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Belgium - 3.6%
D'ieteren Group	3,041	$ 658,003

Canada - 4.3%
Linamar Corporation	4,289	295,694
Open Text Corporation	20,017	496,021
		791,715
Cayman Islands - 3.3%
Grab Holdings Ltd. - Class A (a)	145,254	612,972

Finland - 3.7%
Konecranes OYJ	5,808	686,160

France - 20.2%
Ayvens S.A.	52,204	663,169
Bollore SE	116,520	681,136
Elis S.A.	16,736	537,329
Rexel S.A.	19,143	829,642
SPIE S.A.	12,019	744,601
Teleperformance SE	4,774	288,868
		3,744,745
Germany - 7.5%
Brenntag SE	10,127	623,314
Fresenius SE & Company KGaA	12,677	760,491
		1,383,805
Hong Kong - 4.2%
CK Hutchison Holdings Ltd.	94,286	776,375

Ireland - 2.3%
ICON plc (a)	3,874	418,934

Japan - 14.3%
Air Water, Inc.	16,248	225,618
Kraftia Corporation	4,938	334,080
Nintendo Company Ltd. - ADR	36,762	516,874
Renesas Electronics Corporation	49,135	926,639
Sony Group Corporation	27,563	633,634
		2,636,845

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Netherlands - 8.4%
AerCap Holdings N.V.	5,407	$ 808,022
Euronext N.V.	4,505	744,839
		1,552,861
South Korea - 6.5%
Samsung Electronics Company Ltd.	334	1,211,453

Sweden - 2.9%
Evolution AB	8,978	541,029

Switzerland - 9.0%
Johnson Controls International plc	6,314	911,110
Julius Baer Group Ltd.	8,891	756,227
		1,667,337
United Kingdom - 8.5%
Ashtead Group plc	9,941	712,111
Babcock International Group plc	36,049	658,589
Vistry Group plc (a)	22,514	211,018
		1,581,718

Total Common Stocks (Cost $16,287,870)		$ 18,263,952

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (b) (Cost $157,863)	157,863	$ 157,863

Investments at Value - 99.6% (Cost $16,445,733)		$ 18,421,815

Other Assets in Excess of Liabilities - 0.4%		74,794

Net Assets - 100.0%		$ 18,496,609

AB	- Aktiebolag
ADR	- American Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 7.0%
Entertainment Content	3.7%
Internet Media & Services	3.3%
Consumer Discretionary - 12.8%
Automotive	1.6%
Home Construction	1.1%
Leisure Facilities & Services	2.9%
Retail - Discretionary	7.2%
Consumer Staples - 4.2%
Retail - Consumer Staples	4.2%
Financials - 12.5%
Asset Management	4.1%
Institutional Financial Services	4.0%
Specialty Finance	4.4%
Health Care - 6.4%
Health Care Facilities & Services	6.4%
Industrials - 29.2%
Commercial Support Services	2.9%
Electrical Equipment	4.9%
Engineering & Construction	5.8%
Industrial Support Services	8.3%
Machinery	3.7%
Transportation & Logistics	3.6%
Materials - 4.6%
Chemicals	4.6%
Technology - 22.0%
Semiconductors	5.0%
Software	2.7%
Technology Hardware	12.8%
Technology Services	1.5%
98.7%